Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 21,087,000	$ 1,264,000
Short-term deposits	6,500,000	7,500,000
Cash and cash equivalents	$ 27,586,760	$ 8,764,044	$ 5,434,000	$ 5,956,000